Parent only financial information - Condensed Statements of Results of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
General and administrative expenses	$ (74,754)	¥ (520,421)	¥ (145,277)	¥ (156,329)
Total operating expenses	(185,843)	(1,293,799)	(407,253)	(386,452)
Loss from operations	(77,100)	(536,757)	69,375	(4,864)
Other income (expenses):
Interest income, net	(1,252)	(8,719)	(1,118)	(13,034)
(Loss) income before income tax	(72,770)	(506,621)	108,459	3,015
Income tax expense	541	3,766	4,433	2,366
Net income (loss)	(73,311)	(510,387)	104,026	649
Accretion of Redeemable Convertible Preferred Shares	(16,707)	(116,308)	(248,186)	(228,468)
Deemed dividend to preferred shareholder	92,243	642,174
Net loss attributable to ordinary shareholders	$ (182,261)	(1,268,869)	(144,160)	(227,819)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses		(881)	(72)	(2,722)
Total operating expenses		(881)	(72)	(2,722)
Loss from operations		(881)	(72)	(2,722)
Equity (loss) income of subsidiaries and the VIE and VIE's subsidiaries		147,511	22,921	54,226
Other income (expenses):
Interest income, net		(2)	(2)	243
(Loss) income before income tax		146,628	22,847	51,747
Income tax expense		0
Net income (loss)		146,628	22,847	51,747
Accretion of Redeemable Convertible Preferred Shares		(116,308)	(248,186)	(228,468)
Deemed dividend to preferred shareholder		642,174
Net loss attributable to ordinary shareholders		¥ (611,854)	¥ (225,339)	¥ (176,721)